Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 2,069	$ 3,063
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	548	812
Income taxes recorded at rates different from the Canadian tax rate	(239)	(314)
Tax losses for which no benefit is recognized	0	10
Net non-taxable foreign exchange and other gains and losses	16	35
Tax expense on changes in statutory intercompany investment values	12	17
Recognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(12)	(17)
Provision for uncertain tax positions	(9)	(26)
Recognition of tax assets that arose in prior years	(468)	(22)
Derecognition of tax assets that arose in prior years	3	0
Impact of changes in tax laws and rates	7	(100)
Research and development credits	(9)	(12)
Other adjustments related to prior years	17	24
Pillar Two top-up tax	4	0
Withholding taxes	6	5
Other differences	1	5
Total tax (benefit) expense	$ (123)	$ 417